CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JUNE 1, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015,

AS REVISED FEBRUARY 27, 2015 AND APRIL 17, 2015

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

INTERNATIONAL EQUITY INVESTMENTS

As of May 18, 2015, Philadelphia International Advisers L.P. (“PIA”) was no longer an investment sub-adviser of International Equity Investments. Accordingly, all references to PIA are hereby removed from the Prospectus.

Effective May 28, 2015, the target sub-adviser investment allocations of the International Equity Investments is a 30% allocation to each of Schroder Investment Management North America Inc. and OppenheimerFunds, Inc., and a 40% allocation to Causeway Capital Management LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JUNE 1, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2015,

AS REVISED APRIL 17, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

As of May 18, 2015, Philadelphia International Advisers L.P. (“PIA”) was no longer an investment sub-adviser of International Equity Investments. Accordingly, all references to PIA are hereby removed from the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE